SUBSEQUENT EVENTS (Details Narrative)			2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 14, 2024 $ / shares shares	Mar. 14, 2024 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 12, 2024 USD ($)	Aug. 31, 2023 shares	Aug. 19, 2023 shares	Apr. 30, 2023 $ / shares
Subsequent Event [Line Items]
Outstanding invoices amount | $				$ 4,416,613		$ 1,282,974	$ 580,680
Conversion purchase per price | $ / shares											$ 3.70
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares				108,040		2,239,129
Cash contributed | $						$ 16,012,750
Warrants to purchase shares | shares						202,575	94,535		3,750,000	3,750,000
Proceeds from Issuance of Common Stock | $				$ 6,325,000		$ 5,000,000
Stock Issued During Period, Shares, New Issues | shares				6,325,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			40,515
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 8.11
Subsequent Event [Member] | DHC Acquisition Corp [Member]
Subsequent Event [Line Items]
Exchange ratio		0.2701
Number of issued shares for business combination | shares		25,641,321
Percentage of voting equity interests		76.00%
Subsequent Event [Member] | Shareholders of DHC Sponsors and Advisors [Member]
Subsequent Event [Line Items]
Percentage of voting equity interests		24.00%
Subsequent Event [Member] | AFG Companies Inc [Member] | Reseller Agreement [Member]
Subsequent Event [Line Items]
Aggregate value of business combination | $		$ 17,500,000
Cash contributed | $		$ 5,500,000
Warrants to purchase shares | shares		3,750,000
Stock price | $ / shares		$ 10.00
Subsequent Event [Member] | AFG Companies Inc [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock | $		$ 5,500,000
Stock Issued During Period, Shares, New Issues | shares		2,300,000
Convertible Promissory Note Due March 2025 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount | $								$ 1,900,000
Outstanding invoices amount | $								$ 1,900,000
Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
stated interest rate								8.00%
Outstanding principal balance	40.00%
Conversion purchase price	92.75%
Conversion purchase per price | $ / shares	$ 0.0120
Shares issued upon conversion | shares	1,583,334
Cohen Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding principal balance	20.00%